VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—3.2%
Cogent Communications Holdings, Inc.	180,724	$ 12,802
Comcast Corp. Class A	145,414	8,133
Verizon Communications, Inc.	112,601	6,082
		27,017

Consumer Discretionary—8.8%
Best Buy Co., Inc.	156,189	16,511
Dollar General Corp.	35,805	7,596
Home Depot, Inc. (The)	102,398	33,613
McDonald’s Corp.	68,106	16,421
		74,141

Consumer Staples—2.8%
Church & Dwight Co., Inc.	40,161	3,316
Procter & Gamble Co. (The)	94,440	13,203
Walmart, Inc.	51,375	7,161
		23,680

Energy—5.2%
EOG Resources, Inc.	97,015	7,787
LUKOIL PJSC Sponsored ADR	200,706	18,999
ONEOK, Inc.	160,010	9,279
Valero Energy Corp.	113,251	7,992
		44,057

Financials—19.3%
Allstate Corp. (The)	217,927	27,744
Bank of America Corp.	374,030	15,878
BlackRock, Inc.	8,097	6,791
Blackstone Mortgage Trust, Inc. Class A	136,764	4,147
Blackstone, Inc.	65,130	7,577
Citigroup, Inc.	226,524	15,897
Fidelity National Financial, Inc.	208,201	9,440
JPMorgan Chase & Co.	256,830	42,040
Kinsale Capital Group, Inc.	52,326	8,461
Morgan Stanley	69,145	6,728
MSCI, Inc. Class A	14,317	8,710
S&P Global, Inc.	19,960	8,481
		161,894

	Shares	Value

Health Care—11.5%
Abbott Laboratories	127,062	$ 15,010
AbbVie, Inc.	105,191	11,347
Anthem, Inc.	17,714	6,604
Chemed Corp.	10,774	5,011
Johnson & Johnson	85,583	13,822
Merck & Co., Inc.	238,902	17,944
Thermo Fisher Scientific, Inc.	31,581	18,043
UnitedHealth Group, Inc.	22,558	8,814
		96,595

Industrials—13.0%
Cintas Corp.	17,968	6,840
Honeywell International, Inc.	35,539	7,544
L3Harris Technologies, Inc.	59,696	13,147
Leidos Holdings, Inc.	75,131	7,222
Lockheed Martin Corp.	83,726	28,894
Norfolk Southern Corp.	81,816	19,575
Raytheon Technologies Corp.	50,441	4,336
TransUnion	40,470	4,545
Union Pacific Corp.	39,088	7,662
Waste Management, Inc.	64,377	9,615
		109,380

Information Technology—13.7%
Apple, Inc.	63,960	9,050
Broadcom, Inc.	52,820	25,614
Cisco Systems, Inc.	281,989	15,349
Global Payments, Inc.	52,283	8,239
Mastercard, Inc. Class A	24,671	8,577
Microsoft Corp.	62,433	17,601
Teradyne, Inc.	73,008	7,970
Texas Instruments, Inc.	115,939	22,285
		114,685

Materials—3.7%
Celanese Corp.	68,766	10,359
Royal Gold, Inc.	76,963	7,349
Scotts Miracle-Gro Co. (The)	53,932	7,894
Southern Copper Corp.	89,371	5,017
		30,619

Real Estate—10.7%
Alexandria Real Estate Equities, Inc.	40,720	7,780
American Tower Corp.	135,570	35,982
	Shares	Value

Real Estate—continued
CoreSite Realty Corp.	119,282	$ 16,525
Medical Properties Trust, Inc.	378,342	7,593
Prologis, Inc.	99,390	12,467
Sun Communities, Inc.	53,615	9,924
		90,271

Utilities—7.3%
Atmos Energy Corp.	202,804	17,887
DTE Energy Co.	84,105	9,396
NextEra Energy, Inc.	313,267	24,598
WEC Energy Group, Inc.	109,027	9,616
		61,497

Total Common Stocks (Identified Cost $650,810)		833,836

Total Long-Term Investments—99.2% (Identified Cost $650,810)		833,836

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	5,666,254	5,666
Total Short-Term Investment (Identified Cost $5,666)		5,666

TOTAL INVESTMENTS—99.9% (Identified Cost $656,476)		$839,502
Other assets and liabilities, net—0.1%		848
NET ASSETS—100.0%		$840,350

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$833,836	$833,836
Money Market Mutual Fund	5,666	5,666
Total Investments	$839,502	$839,502
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ DIVIDEND VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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